ACQUISITION OF SUBSIDIARIES - LAURENTIAN ORGANIC INC. Narrative (Details) $ / shares in Units, $ in Thousands						8 Months Ended	12 Months Ended
	Dec. 21, 2021 CAD ($) shares $ / shares	Dec. 20, 2021 $ / shares	Sep. 08, 2021 $ / shares	Apr. 06, 2021 CAD ($) $ / shares	Nov. 12, 2020 CAD ($)	Aug. 31, 2022 CAD ($) shares	Aug. 31, 2022 CAD ($) shares	Sep. 21, 2021 shares	Aug. 31, 2021 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Weighted average price (in CAD per share) | $ / shares	$ 2.53
Legal fees and due diligence costs				$ 620
Acquisition costs recognized as an expense				555
Share issuance costs					$ 4,305
Contingent liabilities recognised in business combination				$ 5,249		$ 7,000	$ 7,000		$ 3,500
Issued share capital (in shares) | shares						313,815,503	313,815,503		298,786,023
Liabilities						$ 69,049	$ 69,049		$ 74,212
Laurentian | At fair value
Disclosure of detailed information about business combination [line items]
Share consideration	$ 27,568
First year earnout | First condition
Disclosure of detailed information about business combination [line items]
Contingent consideration liability achievement hurdle							0
First year earnout | Second condition | Part A
Disclosure of detailed information about business combination [line items]
Contingent consideration liability achievement hurdle							$ 2,000
First year earnout | Second condition | Part B
Disclosure of detailed information about business combination [line items]
Contingent consideration liability achievement hurdle, percentage							50.00%
First year earnout | Second condition | Part C
Disclosure of detailed information about business combination [line items]
Contingent consideration liability achievement hurdle, percentage							30.00%
Second year earnout | First condition
Disclosure of detailed information about business combination [line items]
Contingent consideration liability achievement hurdle, percentage							19.00%
Laurentian
Disclosure of detailed information about business combination [line items]
Equity interest acquired	100.00%
Consideration transferred	$ 36,000
Cash consideration	10,000
Portion of consideration paid (received) consisting of cash and cash equivalents	7,000
Deferred cash consideration	3,000
Share consideration	$ 26,000
Number of instruments or interests issued or issuable (in shares) | shares	10,896,442
Weighted average price (in CAD per share) | $ / shares	$ 2.53	$ 2.39
Volume-weighted average TSX listed share price based period	5 days
Legal fees and due diligence costs							$ 1,039
Acquisition costs recognized as an expense							984
Share issuance costs	$ 55
Revenue of acquiree since acquisition date						10,683
Profit (loss) of acquiree since acquisition date						490
Revenue of combined entity as if combination occurred at beginning of period							215,654
Profit (loss) of combined entity as if combination occurred at beginning of period							13,365
Contingent share consideration	6,996
Laurentian | Contingent consideration
Disclosure of detailed information about business combination [line items]
Liabilities	6,996					2,913	2,913
Laurentian | At fair value
Disclosure of detailed information about business combination [line items]
Consideration transferred	43,103
Share consideration	$ 27,568
Edibles and Infusion Corporation
Disclosure of detailed information about business combination [line items]
Equity interest acquired				100.00%
Share consideration				$ 22,000
Weighted average price (in CAD per share) | $ / shares			$ 3.37	$ 4.36
Volume-weighted average TSX listed share price based period			5 days
Legal fees and due diligence costs				$ 620
Acquisition costs recognized as an expense				555
Share issuance costs				65
Contingent share consideration				$ 13,000
Contingent liabilities recognised in business combination									9,038
Issued share capital (in shares) | shares								1,039,192
Edibles and Infusion Corporation | Contingent consideration
Disclosure of detailed information about business combination [line items]
Liabilities						$ 7,000	$ 7,000		$ 9,038